Asset impairment	12 Months Ended
Dec. 31, 2016
Asset Impairment Charges [Abstract]
Asset Impairment
Asset impairment
Helguvik impairment

In November 2016, the arbitration panel in the proceedings between Nordural Helguvik ehf and HS concluded that our agreement with HS was no longer in force. We determined that the lack of a power agreement for the entirety of the project requirements represented an indicator of impairment associated with the Helguvik project.

Our analysis of the project indicated the undiscounted cash flow did not exceed the carrying value of the Helguvik project. Discounted cash flows were utilized to reduce the carrying value of the Helguvik project to fair value. We considered future development plans for the project, the lack of a power agreement for the entirety of the project requirements and long-term forward prices of LME and EDPP along with alumina and power costs. As a result, we recorded an impairment loss of $152,220 representing the net book value of the Helguvik project as of December 31, 2016.

We have classified the aforementioned fair value within Level 3 of the fair value hierarchy, as the significant inputs are not observable.
Ravenswood impairment
On July 27, 2015, we announced the immediate and permanent closure of our Ravenswood, West Virginia aluminum smelter ("Ravenswood"). Ravenswood has been idled since February 2009. The decision to permanently close Ravenswood was based on the inability to secure a competitive power contract for the smelter, compounded by challenging aluminum market conditions largely driven by increased exports of aluminum from China.
At June 30, 2015, we recorded an impairment charge of $30,850 related to Ravenswood. Based on an asset purchase agreement for the sale of the assets entered into in 2016, we recorded an additional impairment charge of $3,830, included in Ravenswood charges in the consolidated statements of operations for the year ended December 31, 2016. In January 2017, we completed our sale of the Ravenswood facility and assets for $15,000 in cash from the buyer.